Preferred Stock	12 Months Ended
Dec. 31, 2023
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred Stock
8.	Preferred Stock
There were no series of preferred stock designated and no shares issued or outstanding at December 31, 2023 and 2022.
The Company’s board of directors is authorized, without action by its stockholders, to designate and issue up to 10,000,000 shares of preferred stock in one or more series, and to fix the voting rights, designations, powers, preferences, the relative, participating, optional or other special rights, if any, and any qualifications, limitations and restrictions thereof, applicable to the shares of any series of preferred stock that they may designate in the future.